Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents
(1)Cash and cash equivalents as of December 31, 2025 and 2024 consist of the follows:

	December 31, 2025		December 31, 2024
	(In millions of Korean won)
Deposits in banks	203,599		228,898
Total	₩	203,599	₩	228,898
(2)The Group does not have any restricted cash and cash equivalents as of December 31, 2025 and 2024.